CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Unaudited) - USD ($)	Preferred Stock B [Member]	Preferred Stock C [Member]	Preferred Stock D [Member]	Preferred Stock E [Member]	Preferred Stock F [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Treasury Stock, Common [Member]	Total
Beginning balance, value at Dec. 31, 2022			$ 1			$ 7,156	$ 56,562,600	$ (52,361,834)	$ (157,452)	$ 4,050,471
Beginning balance, shares at Dec. 31, 2022			1,299			7,156,876
Series E convertible preferred stock issued				$ 7			6,499,993			6,500,000
Series E preferred stock issued, shares				6,500
Series F Preferred stock issued					$ 5		4,999,995			5,000,000
Series F preferred stock issued, shares					5,000
Series F Preferred stock exchanged for Series E preferred				$ 5	$ (5)
Series F Preferred stock exchanged for Series E preferred, shares				5,000	(5,000)
Stock options compensation							573,441			573,441
Stock issuance cost							(25,797)			(25,797)
Stock issued for services						$ 38	143,027			143,065
Stock issued for services, shares						38,249
Stock issued under the Employee Stock Purchase Plan for cash and compensation						$ 112	366,940			367,052
Stock issued under the Employee Stock Purchase Plan for cash and compensation, shares						111,538
Net loss								(11,241,718)		(11,241,718)
Ending balance, value at Dec. 31, 2023			$ 1	$ 12		$ 7,306	69,120,199	(63,603,552)	(157,452)	5,366,514
Ending balance, shares at Dec. 31, 2023			1,299	11,500		7,306,663
Series D convertible preferred stock issued			$ 1				619,999			620,000
Series D preferred stock issued, shares			620
Series E convertible preferred stock issued				$ 2			2,125,000			2,125,002
Series E preferred stock issued, shares				2,125
Stock options compensation							141,204			141,204
Stock issuance cost							(36,188)			(36,188)
Stock issued for services						$ 9	37,491			37,500
Stock issued for services, shares						8,655
Stock compensation under ESPP							18,116			18,116
Net loss								(2,752,309)		(2,752,309)
Ending balance, value at Mar. 31, 2024			$ 2	$ 14		$ 7,315	72,025,821	(66,355,861)	(157,452)	5,519,839
Ending balance, shares at Mar. 31, 2024			1,919	13,625		7,315,318
Beginning balance, value at Dec. 31, 2023			$ 1	$ 12		$ 7,306	69,120,199	(63,603,552)	(157,452)	5,366,514
Beginning balance, shares at Dec. 31, 2023			1,299	11,500		7,306,663
Series D convertible preferred stock issued			$ 1				869,999			870,000
Series D preferred stock issued, shares			870
Series D convertible preferred stock converted to common stock			$ (1)			$ 290	(289)
Series D preferred stock converted to common stock, shares			(870)			290,002
Series E convertible preferred stock issued				$ 2			2,125,000			2,125,002
Series E preferred stock issued, shares				2,125
Series E preferred stock converted to common stock						$ 48	(48)
Series E preferred stock converted to common stock, shares				(125)		47,892
Common stock issued for cash under ATM						$ 819	3,543,870			3,544,689
Common stock issued for cash under ATM, shares						818,657
Stock options compensation							26,154			26,154
Stock issuance cost							(220,183)			(220,183)
Stock issued for services						$ 45	164,955			165,000
Stock issued for services, shares						45,311
Stock issued under the Employee Stock Purchase Plan for cash and compensation						$ 69	249,022			249,091
Stock issued under the Employee Stock Purchase Plan for cash and compensation, shares						69,407
Common stock issued upon cash exercise of warrants						$ 344	899,177			899,521
Common stock issued upon cash exercise of warrants, shares						344,644
Net loss								(10,764,457)		(10,764,457)
Ending balance, value at Dec. 31, 2024			$ 1	$ 14		$ 8,921	76,777,856	(74,368,009)	(157,452)	2,261,331
Ending balance, shares at Dec. 31, 2024			1,299	13,500		8,922,576
Series D convertible preferred stock converted to common stock						$ 100	(100)
Series D preferred stock converted to common stock, shares			(300)			100,000
Common stock issued for cash under ATM						$ 634	3,954,306			3,954,940
Common stock issued for cash under ATM, shares						633,683
Stock options compensation							22,030			22,030
Restricted stock compensation						$ 1,962	950,011			951,973
Restricted stock compensation, shares						1,961,898
Stock issuance cost							(138,226)			(138,226)
Stock options exercised						$ 28	107,897			107,925
Stock options exercised, shares						27,712
Stock issued for services						$ 9	49,991			50,000
Stock issued for services, shares						9,360
Stock compensation under ESPP							21,644			21,644
Net loss								(2,079,663)		(2,079,663)
Ending balance, value at Mar. 31, 2025			$ 1	$ 14		$ 11,654	$ 81,745,409	$ (76,447,672)	$ (157,452)	$ 5,151,954
Ending balance, shares at Mar. 31, 2025			999	13,500		11,655,229